Fair value measurement - Estimate of fair value (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Other financial asset
Other financial assets.	$ 4,195	$ 6,065
At fair value
Other liabilities
Contingent consideration in a business combinations	(26,527)	(16,632)
Level 3 of fair value hierarchy | At fair value
Other liabilities
Contingent consideration in a business combinations	(26,527)	(16,632)
Equity securities | At fair value
Other financial asset
Other financial assets.	847	2,609
Equity securities | Level 1 of fair value hierarchy | At fair value
Other financial asset
Other financial assets.	$ 847	$ 2,609